Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value assumptions of stock options granted

2012

Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7
Risk-free rate	1.37%

Schedule of summary of option activity

	2013
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	107,338	$15.60
Granted	—	—
Exercised	(6,002)	15.04
Forfeited or expired	—	—

Outstanding, end of year	101,336	$15.63	8.17	$397,049

Exercisable, end of year	18,151	$15.55	7.78	$72,628

	2012
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	4,504	$13.98
Granted	104,035	15.65
Exercised	(1,201)	13.98
Forfeited or expired	—	—

Outstanding, end of year	107,338	$15.60	9.25	$187,991

Exercisable, end of year	3,303	$13.98	1.50	$11,131

Schedule of summary of the status of nonvested shares

	December 31, 2013
	Shares	Weighted-Average Grant-Date Fair Value

Nonvested, beginning of year	104,035	$4.34
Granted	—	—
Vested	(20,850)	4.34
Forfeited	—	—

Nonvested, end of year	83,185	$4.34

	December 31, 2012
	Shares	Weighted-Average Grant-Date Fair Value

Nonvested, beginning of year	—	$—
Granted	104,035	4.34
Vested	—	—
Forfeited	—	—

Nonvested, end of year	104,035	$4.34